INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - Schedule of Investments in Joint Ventures and Associates [Line Items]
Unrecognised share of losses of associates	£ 0	£ 0	£ 0
Cumulative unrecognised share of losses of associates	2	2	2
Cumulative unrecognised share of losses of joint ventures	5	5	5
Joint ventures
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - Schedule of Investments in Joint Ventures and Associates [Line Items]
Investment in joint venture	335	322	£ 279
Joint ventures | Loans and receivables, category
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES (Details) - Schedule of Investments in Joint Ventures and Associates [Line Items]
Investment in joint venture	£ 68	£ 73